Other Receivables	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
OTHER RECEIVABLES

NOTE 6—OTHER RECEIVABLES

	December 31
	2016	2017
	NIS in thousands
Value added tax	624	464
Receivables for participation in R&D expenses	2,781	1,294
Prepaid expenses	131	1,717
Other	32	68
	3,568	3,543

Most financial balances are in NIS and are unlinked.

The carrying amount of receivables is a reasonable approximation of their fair value since the effect of discounting is insignificant.

The maximum exposure to credit risk as of December 31, 2017 for receivables that are financial assets is their carrying amount. The Company does not hold any collateral for these receivables.